Sale of RPK (Details) - RPK Biopharma Unipessoal Lda. (“RPK”) [Member]	6 Months Ended
Jun. 30, 2025 USD ($)
Sale of RPK [Line Items]
Cash consideration	$ (2,000,000)
Net debt	4,000,000
Deposits from banks	500,000
Aggregate fee	446,250
Gain on sale of subsidiary	198,780
Gain on discontinued operations	$ (827,620)